Supplement dated October 30, 2009

to Prospectuses dated May 1, 2009 for

Pruco Life Variable Universal Account

Pruco Life of New Jersey Variable Appreciable Account

on behalf of

PruLife® Custom Premier Variable Universal Life Contracts

PruLife® Custom Premier II Variable Universal Life Contracts

MPremierSM Variable Universal Life Contracts

VUL ProtectorSM Variable Universal Life Contracts

This supplement describes changes to the Contract prospectus resulting from the reorganization of the funds described in the chart below. Each Target Fund will merge into its corresponding Acquiring Fund on the indicated effective date.

Target Fund	Acquiring Fund
Effective on or about November 13:
SP Aggressive Growth Asset Allocation Portfolio	AST Aggressive Asset Allocation Portfolio
SP Balanced Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
SP PIMCO High Yield Portfolio	High Yield Bond Portfolio

Effective on or about November 20:
SP Conservative Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio

Effective on or about December 4:
SP PIMCO Total Return Portfolio	AST PIMCO Total Return Bond Portfolio

The following contract prospectus changes are a result of the fund reorganizations described above:

•	The name of each Target Fund is replaced by the name of the corresponding Acquiring Fund throughout the prospectus.

•

The investment objectives of the Target Funds and Acquiring Funds are the same with the exception of the objective for the SP PIMCO High Yield Portfolio, which will change from “Maximum total return, consistent with preservation of capital” to the objective of the High Yield Bond Portfolio, which is “High total return”.

•

The subadvisers for the three asset allocation portfolios will change from “Jennison, PIM, QMA” to “PIM, QMA”. The subadviser for the SP PIMCO High Yield Portfolio is PIMCO, and will change to the subadviser for the High Yield Bond Portfolio, which is PIM. There is no change to the subadviser for the SP PIMCO Total Return Bond Portfolio.

•	All the Portfolios described above may not be available as investment options for all Contracts. Please check your Contract prospectus for those Portfolios that are available with your Contract.

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